OTHER GAINS AND CHARGES	12 Months Ended
Jun. 27, 2012
OTHER GAINS AND CHARGES

4. OTHER GAINS AND CHARGES

	2012	2011	2010
Restaurant impairment charges	$3,139	$1,937	$19,789
Restaurant closure charges	4,655	4,515	13,409
Impairment of liquor licenses	2,641	0	0
Severance and other benefits	0	5,034	1,887
Gains on the sale of assets, net (see Note 3)	(3,306)	(2,100)	(4,878)
Other gains and charges, net	1,845	1,397	(1,722)

	$8,974	$10,783	$28,485

We recorded impairment charges for the excess of the carrying amount of property and equipment over the fair value related to underperforming restaurants that are continuing to operate. Restaurant impairment charges were $3.1 million, $1.9 million and $19.8 million during fiscal 2012, 2011 and 2010, respectively. Additionally, we recorded $2.6 million of impairment charges for the excess of the carrying amount of certain transferable liquor licenses over the fair value. See Note 10 for fair value disclosures related to the fiscal 2012 and 2011 charges.

In fiscal 2012, we recorded $4.7 million in charges, including $3.2 million of lease termination charges and $0.4 million of long-lived asset impairment charges resulting from closures.

In fiscal 2011, we recorded $4.5 million in charges, including $3.0 million in lease termination charges associated with restaurants closed in prior years.

In fiscal 2010, we recorded $13.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close nine underperforming restaurants. The charges included $5.4 million of long-lived asset impairments and $4.0 million in lease termination charges. Also included is $2.4 million in lease termination charges related to restaurants closed in prior years.

During fiscal 2011 and 2010, we made organizational changes designed to streamline decision making and support our strategic goals and evolving business model. We incurred $5.0 million and $1.9 million in severance and other benefits resulting from these actions in fiscal 2011 and 2010, respectively. The severance charges are net of income related to the forfeiture of stock-based compensation awards.